CXApp Acquisition (Details) - Schedule of Purchase Price Allocations Relating to the Acquisition - CxApp [Member] $ in Thousands	Dec. 31, 2022 USD ($)
CXApp Acquisition (Details) - Schedule of Purchase Price Allocations Relating to the Acquisition [Line Items]
Cash and cash equivalents	$ 1,153
Trade and other receivables	1,626
Prepaid expenses and other current assets	68
Property, plant, and equipment	6
Goodwill	15,306
Total assets acquired	36,389
Accounts payable	203
Deferred revenue	1,319
Accrued expenses and other liabilities	116
Deferred tax liability	2,591
Other tax liability, noncurrent	28
Total liabilities assumed	4,257
Estimated fair value of net assets acquired:	32,132
Tradename [Member]
CXApp Acquisition (Details) - Schedule of Purchase Price Allocations Relating to the Acquisition [Line Items]
Total	2,170
Developed technology [Member]
CXApp Acquisition (Details) - Schedule of Purchase Price Allocations Relating to the Acquisition [Line Items]
Total	8,350
Customer relationships [Member]
CXApp Acquisition (Details) - Schedule of Purchase Price Allocations Relating to the Acquisition [Line Items]
Total	5,020
Non-compete agreements [Member]
CXApp Acquisition (Details) - Schedule of Purchase Price Allocations Relating to the Acquisition [Line Items]
Total	$ 2,690